Acquisitions (Details) $ in Millions		12 Months Ended
	Jan. 09, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 18, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Number of businesses acquired, deemed to be business combinations			0
Contingent consideration		$ 84	$ 32
Cash flows used in obtaining control of subsidiaries or other businesses		186	21	$ 113
Aggregate identifiable assets acquired and liabilities assumed
Payments for acquisitions in current year		177	0	89
Payments of deferred and contingent consideration		9	21	24
Goodwill		3,026	2,992	3,031		$ 2,989
Acquisitions		146		84
Impairment of goodwill		65	84
Foreign exchange movements		$ (47)	$ 45	$ (42)
Cartiheal Ltd
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	100.00%
Contingent consideration	$ 49
Undiscounted value of contingent consideration	$ 150
Single future financial performance milestone	10 years
Initial cash consideration	$ 180
Cash acquired and other liabilities assumed	18
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets	84
Inventory	1
Cash	6
Other liabilities	(2)
Trade and other payables	(1)
Net deferred tax asset/(liability)	(3)
Net assets	85
Goodwill	146
Total consideration	231
Initial cash consideration	$ 180
Cartiheal Ltd | Minimum
Disclosure of detailed information about business combination [line items]
Equal instalments	12 months
Cartiheal Ltd | Maximum
Disclosure of detailed information about business combination [line items]
Equal instalments	18 months
Engage Surgical
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired					100.00%
Contingent consideration					$ 32
Maximum consideration payable at the acquisition date					135
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					44
Property, plant and equipment					2
Inventory					2
Trade and other payables					(1)
Net assets					47
Goodwill					84
Total consideration					$ 131